Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of revenue

	For the Years Ended December 31,
	2022	2021	2020
Sales of food, beverage and packaged products by Company owned and operated stores	938,096,823	617,226,090	206,036,187
Franchise fees	4,537,599	1,923,149	794,608
Revenues from other franchise support activities	18,965,417	9,469,639	5,253,776
Revenues from wholesale activities	6,533,166	—	—
Revenue from e-commerce sales	41,635,451	13,117,118	—
Revenues from other activities	1,295,310	1,207,805	—
Provision of consumer research service to THRI	—	428,148	—
Total revenues	1,011,063,766	643,371,949	212,084,571